Note 17 - Regulatory Matters and Restrictions on Dividends - Summary of Community Bank Leverage Ratio Information (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Community Bank Leverage Ratio, Amount, Actual	$ 368,150
Community Bank Leverage Ratio, Ratio, Actual	11.20%
Community Bank Leverage Ratio, Regulatory Minimum Capital Requirement, Amount	$ 230,993
Community Bank Leverage Ratio, Regulatory Minimum Capital Requirement, Ratio	7.00%
Wilson Bank [Member]
Community Bank Leverage Ratio, Amount, Actual	$ 364,976
Community Bank Leverage Ratio, Ratio, Actual	11.10%
Community Bank Leverage Ratio, Regulatory Minimum Capital Requirement, Amount	$ 230,929
Community Bank Leverage Ratio, Regulatory Minimum Capital Requirement, Ratio	7.00%